Additional information (unaudited)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Additional information (unaudited)

Note 20 – Additional information (unaudited)

On December 29, 2021, the Company entered into a Share Purchase Agreement with Cheyi BVI which operates its business through its VIE, CheYi Network, an integrated online car-hailing and driver management services company, and each of shareholders of Cheyi BVI. The transaction was completed on December 31, 2021.

For the year ended December 31, 2021, Cheyi generated approximately RMB 511 million (approximately $79 million) in revenue and the net income was approximately RMB 19 million (approximately $3 million).

The following unaudited pro forma condensed combined financial statements have been prepared to give effect to the Merger. The unaudited pro forma condensed combined statements of income and comprehensive income combines the Cheyi’s and the Company’s operations for the year ended December 31, 2021, presented as if the acquisition had been completed on January 1, 2021.

	The Company	Cheyi BVI	Adjustments	Combined
REVENUES	$17,358,914	$79,321,839	$-	$96,680,753

COSTS AND EXPENSES
Cost of sales	15,428,131	72,395,079	-	87,823,210
General and administrative expenses	2,050,954	1,750,863	-	3,801,817
Sales and marketing expenses	367,633	436,805	-	804,438
Total costs and expenses	17,846,718	74,582,747	-	92,429,465

(LOSS) INCOME FROM OPERATIONS	(487,804)	4,739,092	-	4,251,288

OTHER (EXPENSES) INCOME
Interest expenses	(396,188)	(895,655)	-	(1,291,843)
Other expenses	(360,032)	(599)	-	(360,631)
Other income	441,025	-	-	441,025
Total other expenses, net	(315,195)	(896,254)	-	(1,211,449)

(LOSS) INCOME BEFORE INCOME TAXES	(802,999)	3,842,838	-	3,039,839

PROVISION FOR INCOME TAXES	135,414	842,756	-	978,170

NET (LOSS) INCOME	(938,413)	3,000,082	-	2,061,669

OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(640,974)	(444,772)	-	(1,085,746)
COMPREHENSIVE (LOSS) INCOME	$(1,579,387)	$2,555,310	$-	$975,923

Weighted average shares used in computation:
Basic*	19,035,038	1	(1)	19,035,038
Diluted*	15,237,432	1	(1)	15,237,432

EARNINGS PER SHARE - BASIC*	$(0.05)	$-	$-	$0.11
EARNINGS PER SHARE - DILUTED*	$(0.06)	$-	$-	$0.14

The Company has prepared the unaudited pro forma combined condensed financial statements based on available information using assumptions that it believes are reasonable. These pro forma financial statements are being provided for informational purposes only and do not claim to represent the Company’s actual financial position or results of operations had the acquisition occurred on that date specified nor do they project the Company’s results of operations or financial position for any future period or date. The actual results reported by the combined company in periods following the acquisition may differ significantly from these unaudited pro forma combined condensed financial statements for a number of reasons. The pro forma financial statements do not account for the cost of any restructuring activities or synergies resulting from the Merger or other costs relating to the integration of the two companies, or other historical acquisitions that were undertaken by the Company.